Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Line Items]
Authorized share capital	176,000,000	140,000,000
Issued and paid up share capital	46,733,844	44,394,844
SEK [Member]
Schedule of Share Capital [Line Items]
Authorized share capital	3,520	2,800
Issued and paid up share capital	935	888